MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

December 21, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley U.S. Government Securities Trust

File Nos. 002-86966; 811-03870

Ladies and Gentlemen:

On behalf of Morgan Stanley U.S. Government Securities Trust (“Registrant”), we hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information for the Registrant. These exhibits contain the risk/return summary information in the prospectus for the Registrant dated April 30, 2018. The purpose of this filing is to submit the XBRL information from the 497(e) filing dated December 14, 2018 for the Registrant.

If you have any questions, please feel free to contact me at 212.698.3526 (tel.) or 212.698.3599 (fax).

Very truly yours,

/s/ Allison Fumai
Allison Fumai